                                                                SPECIALTY FUNDS

                       FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated April 19, 1999
                   To The Prospectus Dated January 15, 1999

Effective April 19, 1999, the Emerging Markets Fund are managed by the following money managers:

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London, England EC2A 2 NY, is an investment adviser registered with the United Kingdom Investment Management Regulatory Organisation, is a wholly owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM") the holding company of the Foreign & Colonial Group of Fund managers which manages $40 billion world wide. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG the second largest commercial bank in Germany.

  Genesis Asset Managers, Ltd. 21 Knightsbridge, London, SW1X7LY, is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd. is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

  J.P. Morgan Investment Management Inc., 555 Fifth Ave. New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Montgomery Asset Management LLC., 101 California Street, 35th Floor, San Francisco, CA 94111 is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

  Nicholas-Applegate Capital Management, 600 W. Broadway, 32nd Fl. San Diego, CA 92101, is a California limited partnership whose general partner is icholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc. a California corporation controlled by Arthur E. Nicholas.

  Sanford C. Bernstein & Co. Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  Schroders Capital Management International Limited, 31 Gresham Street, London, UK., EC2V 7QA is 100% owned by Shroders plc, which is publicly traded on the London Stock Exchange.

                                                                LIFEPOINTS FUND

                       FRANK RUSSELL INVESTMENT COMPANY
                        Supplement Dated April 19, 1999
                   To The Prospectus Dated January 15, 1999
                     As Supplemented Through April 7, 1999

Effective April 19, 1999, the Emerging Markets Fund are managed by the following money managers:

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street, London, England EC2A 2 NY, is an investment adviser registered with the United Kingdom Investment Management Regulatory Organisation, is a wholly owned subsidiary of Hypo Foreign & Colonial Management (Holdings) Limited ("HFCM") the holding company of the Foreign & Colonial Group of Fund managers which manages $40 billion worldwide. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG the second largest commercial bank in Germany.

  Genesis Asset Managers, Ltd. 21 Knightsbridge, London, SW1X7LY, is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd. is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

  J.P. Morgan Investment Management Inc., 555 Fifth Ave. New York, NY 10036, is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Montgomery Asset Management LLC., 101 California Street, 35th Floor, San Francisco, CA 94111 is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

  Nicholas-Applegate Capital Management, 600 W. Broadway, 32nd Fl. San Diego, CA 92101, is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc. a California corporation controlled by Arthur E. Nicholas.

  Sanford C. Bernstein & Co. Inc., 767 Fifth Avenue, New York, NY 10153, is a registered investment adviser. Founded in 1967, Bernstein is controlled by its Board of Directors, which consists of the following individuals:
  Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

  Schroders Capital Management International Limited, 31 Gresham Street, London, UK, EC2V 7QA is 100% owned by Shroders plc, which is publicly traded on the London Stock Exchange.

                                       2